LOANS PAYABLE – RELATED PARTIES (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accrued interest payable	$ 72,000	$ 72,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense	$ 28,000	$ 28,000